Retirement Benefits (Fair Value of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 284	$ 312	$ 306
Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	600	906	941
Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	7
Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	25
Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	130	147
Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	368	516
Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	144	158
Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	220	354
Hedge Funds, Multi-strategy [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		11
Level 1 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	122	133
Level 1 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	25
Level 1 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10	7
Level 1 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12	25
Level 1 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	112	126
Level 1 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 [Member] | Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 [Member] | Hedge Funds, Multi-strategy [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Level 2 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	162	179
Level 2 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	501	798
Level 2 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	18	21
Level 2 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	281	433
Level 2 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	144	158
Level 2 [Member] | Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	220	354
Level 2 [Member] | Hedge Funds, Multi-strategy [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		11
Level 3 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	87	83
Level 3 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	87	83
Level 3 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Hedge Funds, Multi-strategy [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 0